Balance Sheet Component Goodwill and Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill at beginning of period		$ 14,095	$ 4,233
Adjustments (unaudited)		0
Acquisition	9,862		9,862
Goodwill at end of period	$ 14,095	$ 14,095	$ 14,095